Segment reporting - Reconciliation of information on reportable segments to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical information
Revenues from external customers	$ 1,711,225	$ 2,125,539	$ 1,961,299
Segment Adjusted EBITDA	1,061,581	1,280,264	1,163,343
Finance costs	(2,123,138)	(2,436,511)	(872,049)
Depreciation and amortization	(362,735)	(435,586)	(468,904)
Impairment of goodwill	(87,894)		(121,596)
Share-based payment expense	(27,940)	(13,370)	(13,265)
Net gain on disposal of property, plant and equipment and right-of-use assets	(20,163)	3,806	(3,382)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(14,767)	(87,696)	(38,157)
Other costs	(14,374)	(19,017)	(4,873)
Impairment of assets held for sale	(2,853)
Business combination costs	(1,280)	(2,432)	(20,851)
Net impairment of withholding tax receivables in Nigeria	(1,081)	(47,992)	(52,334)
Impairment of other fixed assets	(31)
Insurance claims	73	321	2,092
Finance income	33,747	25,209	15,825
Gain on disposal of subsidiary	83,838
Unallocated corporate expenses	(133,227)	(147,729)	(132,412)
Other non-operating income and expenses		83	2,584
Loss before income tax	(1,610,244)	(1,880,650)	(543,979)
Segment assets	4,276,992	5,364,710
Segment liabilities	4,572,801	5,017,356
Internal costs related to reorganization	2,700	4,700	2,300
Consulting fees relating to corporate structures and operating systems	10,800	10,600
Other one-off consulting fees		1,700
Professional costs related to financing	800	300
Elimination of intersegment amounts
Geographical information
Revenues from external customers	0
Cost of sales
Geographical information
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(14,767)	(87,696)	(38,157)
Impairment of assets held for sale	(2,853)
NIGERIA
Geographical information
Revenues from external customers	998,466	1,381,627	1,352,402
Segment Adjusted EBITDA	588,031	855,317	802,822
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	125,829	320,027	400,430
Segment assets	885,081	1,441,240	2,270,656
Segment liabilities	342,659	866,996	935,387
SSA
Geographical information
Revenues from external customers	483,842	503,049	412,824
Segment Adjusted EBITDA	307,954	257,072	230,066
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations			719,219
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	108,148	96,905	101,154
Segment assets	1,314,039	1,406,675	1,639,254
Segment liabilities	858,907	815,769	912,875
LATAM
Geographical information
Revenues from external customers	184,030	200,207	160,008
Segment Adjusted EBITDA	138,035	145,754	114,434
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations			386,460
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	182,102	247,580	135,069
Segment assets	1,698,931	2,216,873	1,931,317
Segment liabilities	666,242	766,687	555,885
MENA
Geographical information
Revenues from external customers	44,887	40,656	36,065
Segment Adjusted EBITDA	27,561	22,121	16,021
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations		8,566	3,650
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	$ 6,399	18,034	23,532
Segment assets		186,586	178,471
Segment liabilities		$ 111,751	$ 109,087